Supplement (Vanguard Short-Term Federal Fund)	12 Months Ended
Jan. 31, 2011
Participant
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(r)

Vanguard Short-Term Federal Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated May 26, 2011

Prospectus and Summary Prospectus Text Changes

The table titled 'Average Annual Total Returns for Periods Ended December 31, 2010' is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2010

Vanguard Short-Term Federal Fund Investor Shares

1 Year 5 Years 10 Years Return Before Taxes 3.24% 4.94% 4.58%

Comparative Index (reflects no deduction for fees or expenses) Barclays Capital U.S. 1-5 Year Government Bond Index 3.57% 4.92% 4.59%

Participant:
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(r)

Vanguard Short-Term Federal Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(tm) Shares Dated May 26, 2011

Prospectus and Summary Prospectus Text Changes

The table titled 'Average Annual Total Returns for Periods Ended December 31, 2010' is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2010 Vanguard Short-Term Federal Fund Admiral Shares Return Before Taxes 3.36% 5.05% 4.55%

Comparative Index (reflects no deduction for fees or expenses) Barclays Capital U.S. 1-5 Year Government Bond Index 3.57% 4.92% 4.49%

Retail
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD (r)

Vanguard Short-Term Federal Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares & Admiral(tm) Shares Dated May 26, 2011

Prospectus and Summary Prospectus Text Changes

The table titled 'Average Annual Total Returns for Periods Ended December 31, 2010' is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2010

Vanguard Short-Term Federal Fund Investor Shares

1 Year 5 Years 10 Years Return Before Taxes 3.24% 4.94% 4.58%

Return After Taxes on Distributions 2.25 3.55 3.13

Return After Taxes on Distributions and Sale of Fund Shares 2.16 3.42 3.06

Comparative Index (reflects no deduction for fees, expenses, or taxes) Barclays Capital U.S. 1-5 Year Government Bond Index 3.57% 4.92% 4.59% 1 Year 5 Years Since Inception (Feb. 12, 2001) Vanguard Short-Term Federal Fund Admiral Shares Return Before Taxes 3.36% 5.05% 4.55%

Comparative Index (reflects no deduction for fees, expenses, or taxes) Barclays Capital U.S. 1-5 Year Government Bond Index 3.57% 4.92% 4.49%

Retail
Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Short-Term Federal Fund Retail) Vanguard Short-Term Federal Fund	One Year	Five Years	Ten Years	Since Inception
Vanguard Short-Term Federal Fund - Investor Shares	3.24%	4.94%	4.58%
Vanguard Short-Term Federal Fund - Investor Shares Return After Taxes on Distributions	2.25%	3.55%	3.13%
Vanguard Short-Term Federal Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	2.16%	3.42%	3.06%
Vanguard Short-Term Federal Fund - Investor Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%	4.59%
Vanguard Short-Term Federal Fund - Admiral Shares	3.36%	5.05%		4.55%
Vanguard Short-Term Federal Fund - Admiral Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%		4.49%

Participant:
Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Short-Term Federal Fund Participant:) Vanguard Short-Term Federal Fund	One Year	Five Years	Since Inception
Vanguard Short-Term Federal Fund - Admiral Shares	3.36%	5.05%	4.55%
Vanguard Short-Term Federal Fund - Admiral Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%	4.49%

Participant
Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Short-Term Federal Fund Participant) Vanguard Short-Term Federal Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Federal Fund - Investor Shares	3.24%	4.94%	4.58%
Vanguard Short-Term Federal Fund - Investor Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%	4.59%

Average Annual Total Returns (Vanguard Short-Term Federal Fund)	12 Months Ended
Jan. 31, 2011
Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.24%
Five Years	4.94%
Ten Years	4.58%
Inception Date	Dec 31, 1987
Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.36%
Five Years	5.05%
Since Inception	4.55%
Inception Date	Feb 12, 2001
Vanguard Short-Term Federal Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.25%
Five Years	3.55%
Ten Years	3.13%
Vanguard Short-Term Federal Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	2.16%
Five Years	3.42%
Ten Years	3.06%
Vanguard Short-Term Federal Fund - Investor Shares | Barclays Capital U.S. 1-5 Year Government Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.57%
Five Years	4.92%
Ten Years	4.59%
Vanguard Short-Term Federal Fund - Admiral Shares | Barclays Capital U.S. 1-5 Year Government Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	3.57%
Five Years	4.92%
Since Inception	4.49%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Fixed Income Securities Funds
Central Index Key	dei_EntityCentralIndexKey	0000106444
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 17, 2011
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares | Barclays Capital U.S. 1-5 Year Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.57%
Five Years	rr_AverageAnnualReturnYear05	4.92%
Ten Years	rr_AverageAnnualReturnYear10	4.59%
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares | Barclays Capital U.S. 1-5 Year Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.57%
Five Years	rr_AverageAnnualReturnYear05	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.25%
Five Years	rr_AverageAnnualReturnYear05	3.55%
Ten Years	rr_AverageAnnualReturnYear10	3.13%
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.16%
Five Years	rr_AverageAnnualReturnYear05	3.42%
Ten Years	rr_AverageAnnualReturnYear10	3.06%
Participant | Vanguard Short-Term Federal Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 26, 2011
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Comparative benchmark (reflects no deduction for fees or expenses)
Participant: | Vanguard Short-Term Federal Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 26, 2011
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Comparative Benchmark (reflects no deduction for fees or expenses)
Retail | Vanguard Short-Term Federal Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 26, 2011
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Comparative Benchmark (reflects no deduction for fees, expenses, or taxes)
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.24%
Five Years	rr_AverageAnnualReturnYear05	4.94%
Ten Years	rr_AverageAnnualReturnYear10	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1987
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.36%
Five Years	rr_AverageAnnualReturnYear05	5.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2001